VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following joint ventures for which we are the primary beneficiary:

•

Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

•

Pacific Iron Products Sdn Bhd manufactures products for our Pigments and Additives segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

•

Arabian Amines Company manufactures products for our Performance Products segment. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

•

Sasol-Huntsman is our 50%-owned joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk.

•

Viance is our 50%-owned joint venture with Dow Chemical. Viance markets timber treatment products for our Pigments and Additives segment. Our joint venture interest in Viance was acquired as part of the Rockwood Acquisition on October 1, 2014. The joint venture sources all of its products through a contract manufacturing arrangement at our Harrisburg, North Carolina facility, and we bear a disproportionate amount of working capital risk of loss due to the supply arrangement whereby we control manufacturing on Viance's behalf. As a result, we concluded that we are the primary beneficiary and began consolidating Viance upon the Rockwood Acquisition on October 1, 2014.

        Creditors of these entities have no recourse to our general credit. See "Note 14. Debt—Direct and Subsidiary Debt." As the primary beneficiary of these variable interest entities at December 31, 2015, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2015 and 2014 (dollars in millions):

	December 31,
	2015	2014
Current assets	$121	$186
Property, plant and equipment, net	307	340
Other noncurrent assets	95	70
Deferred income taxes	35	50
Intangible assets	36	39
Goodwill	13	14

Total assets	$607	$699

Current liabilities	$159	$356
Long-term debt	140	42
Deferred income taxes	11	9
Other noncurrent liabilities	54	97

Total liabilities	$364	$504